BENEFIT PLANS (Details 13) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Domestic
Defined Benefit Plan Disclosure [Line Items]
2016	¥ 7,436
2017	7,889
2018	9,012
2019	10,496
2020	10,011
2021 to 2025	61,431
Foreign
Defined Benefit Plan Disclosure [Line Items]
2016	2,736
2017	2,788
2018	2,838
2019	2,892
2020	2,955
2021 to 2025	¥ 15,506